Securitisations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Transfers of financial assets that do not result in derecognition
The following table shows the carrying amount of securitised assets that have not resulted in full derecognition, together with the associated liabilities, for each category of asset on the balance sheet:

	2021				2020
	Assets		Liabilities		Assets		Liabilities
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances at amortised cost
Credit cards, unsecured and other retail lending	1,303	1,423	(1,225)	(1,219)	1,033	1,121	(1,019)	(1,033)

Continuing involvement in financial assets that have been derecognised
The table below shows the potential financial implications of such continuing involvement:

	Continuing involvement[a]			Gain/(loss) from continuing involvement
	Carrying amount	Fair value	Maximum exposure to loss	For the year ended	Cumulative to Cumulative to 31 December
Type of transfer	£m	£m	£m	£m	£m
2021
Asset backed securities	25	25	25	1	2
Residential mortgage backed securities	574	574	574	3	4
Commercial mortgage backed securities	311	307	311	5	11
Total	910	906	910	9	17

2020
Asset backed securities	56	56	56	1	1
Residential mortgage backed securities	49	49	49	1	1
Commercial mortgage backed securities	243	237	243	2	6
Total	348	342	348	4	8
Note
a    Assets which represent the Group’s continuing involvement in derecognised assets are recorded in Loans and advances at amortised cost and Debt securities at FVTP&L.